Assets And Liabilities Classified As Held For Sale; Profit (Loss) From Discontinued Operations - Summary of Results of Investments (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets and liabilities classified as held for sale [line items]
NET REVENUE	R$ 22,266	R$ 21,712	R$ 18,773
Share of (loss) profit of subsidiaries and joint ventures, and goodwill	(104)	(252)	(302)
Income before finance income (expenses) and taxes	2,496	2,642	1,804
Finance income	1,706	804	1,041
Finance expenses	(2,224)	(1,800)	(2,478)
Current income and social contribution taxes	(583)	(446)	(174)
Deferred income and social contribution taxes	(16)	R$ (198)	R$ 141
Net income	363
Light [member]
Disclosure of assets and liabilities classified as held for sale [line items]
NET REVENUE	1,052
General costs and expenses	(980)
Share of (loss) profit of subsidiaries and joint ventures, and goodwill	(9)
Income before finance income (expenses) and taxes	63
Finance income	92
Finance expenses	(44)
Income before income and social contribution taxes	111
Current income and social contribution taxes	(14)
Deferred income and social contribution taxes	(38)
Net income	59
Lightger [member]
Disclosure of assets and liabilities classified as held for sale [line items]
NET REVENUE	4
General costs and expenses	(2)
Income before finance income (expenses) and taxes	2
Income before income and social contribution taxes	2
Net income	2
Guanhaes [member]
Disclosure of assets and liabilities classified as held for sale [line items]
NET REVENUE	1
General costs and expenses	29
Income before finance income (expenses) and taxes	30
Income before income and social contribution taxes	30
Net income	30
Axxion [member]
Disclosure of assets and liabilities classified as held for sale [line items]
NET REVENUE	6
General costs and expenses	(3)
Income before finance income (expenses) and taxes	3
Income before income and social contribution taxes	3
Current income and social contribution taxes	5
Net income	8
Discontinued operations [member]
Disclosure of assets and liabilities classified as held for sale [line items]
NET REVENUE	1,063
General costs and expenses	(956)
Share of (loss) profit of subsidiaries and joint ventures, and goodwill	(9)
Income before finance income (expenses) and taxes	98
Finance income	92
Finance expenses	(44)
Income before income and social contribution taxes	146
Current income and social contribution taxes	(9)
Deferred income and social contribution taxes	(38)
Net income	R$ 99